Note 8 - Alternative Energy Finance Corporation (AEFC)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Financing Receivables [Text Block]

Note 8 – Alternative Energy Finance Corporation (AEFC)

AEFC is a wholly owned subsidiary of ABCO Energy.  AEFC provides funding for leases of photovoltaic systems and finances its own leases from its own cash.  Long term leases recorded on the consolidated financial statements were $10,512 and $11,281 at December 31, 2018 and December 31, 2017 respectively.